Deferred License Revenue (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 M	Dec. 31, 2012 M
Deferred License Revenue 1	$ 1,000,000
Deferred License Revenue 2	39
Deferred License Revenue 3	694,000
Deferred License Revenue 1		1,000,000
Deferred License Revenue 2		39
Deferred License Revenue 3		$ 923,000